Leases - Schedule of carrying amounts of lease liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Beginning balance	€ (11,971,963)	€ (11,825,810)
Additions	(878,414)	(1,689,870)
Accretion of interest	(197,967)	(226,942)
Payments	3,627,998	1,975,029
Foreign currency effect	205,918	(204,370)
Ending balance	(9,214,428)	(11,971,963)
Current	(1,593,975)	(3,155,469)
Non-current	€ (7,620,453)	€ (8,816,494)